Income Taxes (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2026 USD ($)
Income Taxes [Abstract]
Tax rate	17.00%	17.00%
Unrecognized uncertain tax
Interest, or penalties